Received SEC

JUN 27 2017

Washington, DC 20549

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

CERTNIAS
001-38117

Electronic Mail Only

June 27, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

17010378

Dear Mr. Thomas:

This is to certify that on June 27, 2017 The Nasdaq Stock Market (the "Exchange") received from Tintri, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.00005 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery